Intangible Assets	12 Months Ended
May 31, 2012
Intangible Assets:
Intangible Assets

NOTE 8 – INTANGIBLE ASSETS

Intangible assets of the Company consist primarily of licenses and software for the PRC operations.

Intangible assets as of the balance sheet dates are summarized as follows:

	2012	2011
At cost:
Licenses and software	$2,278,425	$2,273,118

Less: Accumulated amortization	(597,453)	(474,721)

Intangible assets, net	$1,680,972	$1,798,397

Amortization expense for the years ended May 31, 2012 and 2011 amounted to $121,632and $118,875, respectively.

Impairment loss on intangible assets for the years ended May 31, 2012 and 2011 are $nil and $46,259, respectively.